Net revenue from services - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue From Services [Line Items]
percentage of total revenue	10.00%
Private Equity
Disclosure Of Revenue From Services [Line Items]
Percentage of contribution to net revenue from services	26.00%
Infrastructure
Disclosure Of Revenue From Services [Line Items]
Percentage of contribution to net revenue from services	23.00%
Credit, global private market solutions and real estate [Member]
Disclosure Of Revenue From Services [Line Items]
Percentage of contribution to net revenue from services	47.00%
Public Equities
Disclosure Of Revenue From Services [Line Items]
Percentage of contribution to net revenue from services	4.00%